1. Organization and Plan Business Operations (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Oct. 10, 2017	Oct. 18, 2017	Dec. 31, 2018
IPO initial costs			$ 3,242,226
Principal deposited in trust account			(138,690,000)	$ 0	$ 0			$ 0
Cash	$ 9,355,496	$ 10,060,088		9,355,496	10,060,088
Working capital	(4,700,000)			(4,700,000)				78,000
Net loss	$ 0	$ 0	160,194	0	0			1,717,072
Cash used in operations			$ (114,921)	$ (7,750,900)	$ (11,232,448)			$ (858,122)
Initial Public Offering [Member]
Units sold						12,000,000
Proceeds from units sold						$ 120,000,000
Underwriting fees						2,400,000
IPO initial costs						482,226
Principal deposited in trust account						$ 120,600,000
Initial Public Offering [Member] | Underwriters [Member]
Units sold							1,800,000
Proceeds from units sold							$ 18,000,000
IPO initial costs							360,000
Principal deposited in trust account							$ 18,090,000
Initial Public Offering [Member] | Placement Units [Member]
Units sold						400,000
Proceeds from units sold						$ 4,000,000
Initial Public Offering [Member] | Placement Units [Member] | Underwriters [Member]
Units sold							45,000
Proceeds from units sold							$ 450,000